Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	Ivy Funds Variable Insurance Portfolios
Central Index Key	0000810016
Amendment Flag	false
Document Creation Date	Apr. 05, 2013
Document Effective Date	Apr. 05, 2013
Prospectus Date	Apr. 30, 2012